Labor obligations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Labor obligations
Defined contribution plan, expense	$ 725	$ 894	$ 967
Defined benefit plan
Labor obligations
Seniority premiums singe payment equivalent, in days	12 days
Maximum seniority premiums singe payment equivalent, in days	20 days
Maximum single payment equivalent based on pensionable salary, in days	90 days